INCOME TAXES - Additional Information (Details) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 29, 2018	Mar. 30, 2018	Dec. 29, 2017	Jun. 29, 2018	Jun. 29, 2018	Jun. 30, 2017	Jul. 01, 2016
Operating Loss Carryforwards [Line Items]
Accumulated undistributed earnings in foreign subsidiaries		$ 55,000,000			$ 55,000,000	$ 55,000,000
One-time transition tax on undistributed foreign earnings						$ 0
U.S. statutory income tax rate	35.00%				21.00%	28.10%	35.00%
Provisional income tax benefit from the impact of lower corporate tax rates in estimated annual rate for fiscal year						$ 26,000,000
Provisional income tax benefit from the impact of lower corporate tax rates in estimated annual rate for fiscal yea per diluted share (in dollars per share)						$ 0.21
Estimated write-down expense to deferred tax assets balance due to change in enacted tax rate				$ 52,000,000		$ 8,000,000
Estimated write-down expense to deferred tax assets balance due to change in enacted tax rate (in dollars per share)				$ 0.43
Income tax benefit recorded due to change in estimated write-down of net tax asset balance		$ 17,000,000	$ 33,000,000
Income tax benefit recorded due to change in estimated write-down of net tax asset balance per diluted share (in dollars per share)		$ 0.15	$ 0.27
Voluntary contributions by employer to pension plan						302,000,000	$ 587,000,000
Deferred tax liability for undistributed foreign earnings		$ 24,000,000			$ 24,000,000	24,000,000
Increase in net deferred tax liability due to potential cumulative basis differences in netted foreign E&P		116,000,000			116,000,000	$ 116,000,000
Tax loss and credit carryforwards, expiration dates, minimum						2 years
Income (loss) from continuing operation before income taxes of international subsidiaries						$ 43,000,000	42,000,000
Income taxes paid						8,000,000	51,000,000
Unrecognized tax benefits		102,000,000			102,000,000	102,000,000	90,000,000	$ 63,000,000
Unrecognized tax benefits that would favorably impact effective tax rates in the event that the tax benefits are eventually recognized		92,000,000			92,000,000	92,000,000	74,000,000
Expected additional current tax expense that will offset increase in unrecognized tax benefits		14,000,000			14,000,000	14,000,000
Accrued interest and penalties related to unrecognized tax benefits		4,000,000			4,000,000	4,000,000	5,000,000
Accrued interest and penalties that could favorably impact future tax rates		3,000,000			3,000,000	3,000,000	3,000,000
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		25,000,000			25,000,000	25,000,000
Federal | Capital Loss Carryforward
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards		367,000,000			367,000,000	367,000,000
International
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		71,000,000			71,000,000	71,000,000
State and Local
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 543,000,000			$ 543,000,000	543,000,000
ASC 606
Operating Loss Carryforwards [Line Items]
Estimated write-down expense to deferred tax assets balance due to change in enacted tax rate						$ (6,000,000)
Estimated write-down expense to deferred tax assets balance due to change in enacted tax rate (in dollars per share)						$ 0.05
Pension
Operating Loss Carryforwards [Line Items]
Voluntary contributions by employer to pension plan						$ 303,000,000	591,000,000
Pension | U.S. SRP
Operating Loss Carryforwards [Line Items]
Voluntary contributions by employer to pension plan			$ 300,000,000			$ 300,000,000	$ 400,000,000